Business Segment Information (Sales and Operating Revenue to External Customers by Product Category) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 8,259,885	¥ 8,665,687	¥ 8,543,982
Game & Network Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,919,760	2,224,622	1,848,298
Game & Network Services | Digital Software and Add-on Content [Member]
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,010,296	1,102,231	762,220
Game & Network Services | Network Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	337,265	326,524	270,972
Game & Network Services | Hardware and Others [Member]
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	572,199	795,867	815,106
Music
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	838,592	795,025	784,792
Music | Recorded Music — Streaming [Member]
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	276,039	227,513	197,439
Music | Recorded Music — Others [Member]
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	191,114	199,413	249,521
Music | Music Publishing
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	157,478	106,666	74,360
Music | Visual Media and Platform
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	213,961	261,433	263,472
Pictures
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,010,714	985,270	1,010,173
Pictures | Motion Pictures
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	475,061	436,017	448,945
Pictures | Television Productions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	301,224	288,816	289,024
Pictures | Media Networks
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	234,429	260,437	272,204
Electronics Products & Solutions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,969,880	2,303,167	2,582,813
Electronics Products & Solutions | Televisions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	646,513	788,423	861,763
Electronics Products & Solutions | Audio and Video
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	346,060	362,580	357,194
Electronics Products & Solutions | Other Products and Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	231,021	243,328	234,622
Electronics Products & Solutions | Still and Video Cameras
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	384,142	421,506	415,318
Electronics Products & Solutions | Mobile Communications
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	362,144	487,330	713,916
Imaging & Sensing Solutions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	985,259	770,622	726,892
Financial Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,299,847	1,274,708	1,221,235
All Other
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	214,999	299,806	351,527
Corporate
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 20,834	¥ 12,467	¥ 18,252